Structured Entities and Derecognition of Financial Assets - Additional Information (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of structured entities and derecognition of financial assets [line items]
Credit card receivables	$ 12,673	$ 12,378
Carrying amount of associated liabilities	42,607	40,968
Carrying amount of associated liabilities, fair value	50,564	50,492
Assets	597,099	565,264
Outstanding loans	373,035
Single seller conduits [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets	500	500
Multi seller conduits [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets	7,100	5,700
Commercial Mortgage Securitization Trust [Member]
Disclosure of structured entities and derecognition of financial assets [line items]
Commercial mortgage securitization ownership certificates	0	11
CIBC managed investment funds [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets	114,400	113,900
CIBC Structured Collateralized Debt Obligation Vehicles [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets	334	382
Community reinvestment act investments [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets	4,600	3,900
Debt and equity investments held	241	159
Credit card securitization trusts [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Credit card receivables	4,100	3,000
Credit card receivables fair value	4,100	3,000
Credit card funding liabilities	4,100	3,000
Credit card funding liabilities fair value	4,100	3,000
Covered bond guarantor [member] | Structured program [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Carrying amount of associated liabilities	300	300
Carrying amount of associated liabilities, fair value	300	300
Covered bond guarantor [member] | Legislative program [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Carrying amount of associated liabilities	19,500	17,100
Carrying amount of associated liabilities, fair value	19,600	17,300
Company managed investment funds [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets	64	70
Non controlling interest	31	12
Community based tax advantaged investments [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Outstanding loans	$ 59	$ 44